Investment in joint ventures - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in joint ventures
Investments in joint ventures	€ 0	€ 0	€ 0